UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22494

Ramius IDF LLC
599 Lexington Avenue, 19th Floor
New York, NY  10022
 (Address of principal executive offices)

Ramius Alternative Solutions LLC
599 Lexington Avenue, 19th Floor
          New York, NY  10022
 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 845-7900

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Item 1.  Reports to Stockholders.

Ramius IDF LLC
(a Delaware Limited Liability Company)

Financial Statements

For the Period from April 1, 2012 through September 30, 2012
(Unaudited)

(Including the Financial Statements of the Ramius IDF Master Fund LLC)

Ramius IDF LLC
(a Delaware Limited Liability Company)

For the Period from April 1, 2012 through September 30, 2012
(Unaudited)

Ramius IDF LLC
(a Delaware Limited Liability Company)
Statement of Assets, Liabilities and Members' Equity- September 30, 2012 (Unaudited)

Assets
Investments in Ramius IDF Master Fund LLC, at fair value (cost $6,500,000)	$6,432,634
Cash	355,107
Advance Investment Fund Contribution	6,600,000
Prepaid Assets	3,958

Total Assets	$13,391,699

Liabilities
Management Fees payable	$8,083
Advance Member Contributions	6,905,356
Members' Equity Withdrawal payable	286,935
Administration Fees payable	10,833
Audit Fees payable	7,533

Total Liabilities	7,218,740

Members' Equity - Net Assets	6,172,959

Total Liabilities and Members' Equity	$13,391,699

Members' Equity - Net Assets consists of:
Members' Equity Paid-in	$6,348,532
Accumulated net investment loss	(265,732)
Accumulated net unrealized appreciation on investments	90,159

Total Members' Equity - Net Assets	$6,172,959

The accompanying notes are an integral part of these Financial Statements.

1

Ramius IDF LLC
(a Delaware Limited Liability Company)
Statement of Operations
Period from - April 1, 2012 through September 30, 2012 (Unaudited)

Operating Expenses
Management Expense	$16,275
Admin Expense	15,389
Legal Expense	8,241
Directors' Expense	7,916
Audit Expense	7,500
Other Expenses	1,658
Total Operating Expenses	56,979

Net Expenses	56,979

Expenses Allocated from Ramius IDF Master Fund LLC	(83,804)
Total Investment Loss Allocated from Ramius IDF Master Fund LLC	(83,804)

Net Investment Loss	(140,783)

Net Change in Unrealized Appreciation on Investments Allocated
from Ramius IDF Master Fund LLC
Net change in accumulated unrealized appreciation on:
Investments	13,979

Net Decrease in Members' Equity - Net Assets Derived From Operations	$(126,804)

The accompanying notes are an integral part of these Financial Statements.

2

Ramius IDF LLC
(a Delaware Limited Liability Company)
Statement of Changes in Members' Equity - Net Assets
For the Periods Ended March 31, 2012 and September 30, 2012 (Unaudited)

	Period Ended	Period Ended
	September 30, 2012	March 31, 2012

Operations
Net Investment (Loss)	$(140,783)	$(124,949)
Net change in accumulated unrealized appreciation on investments	13,979	76,180
Net (Decrease) in Members' Equity Resulting From Operations	(126,804)	(48,769)

Members' Equity Transactions
Equity contributions	-	6,635,467
Equity withdrawals	(286,935)	-
Net Increase (Decrease) in Members' Equity Resulting From Equity Transactions	(286,935)	6,635,467

Increase (Decrease) in Members' Equity	(413,739)	6,586,698

Members' Equity
Beginning of period	6,586,698	-
End of period	$6,172,959	$6,586,698

The accompanying notes are an integral part of these Financial Statements.

3

Ramius IDF LLC
(a Delaware Limited Liability Company)
Statement of Cash Flows
Period from - April 1, 2012 through September 30, 2012 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Decrease in Members' Equity - Net Assets Derived from Operations	$(126,804)
Adjustments to reconcile Net Decrease in Members' Equity - Net Assets Derived from
Operations to net cash provided by operating activities:
Net change in accumulated unrealized apreciation on Investments Allocated
from Ramius IDF Master Fund LLC	(13,979)
Total Investment Loss Allocated from Ramius IDF Master Fund LLC	83,804
Advance Member Contributions	6,905,356
Purchases of Interests in Ramius IDF Master Fund LLC	(6,600,000)
Sale of Interests in Ramius IDF Master Fund LLC	100,000
Increase in Prepaid Assets	(3,958)
Increase in Administration fees payable	6,500
Decrease in Management fees payable	(147)
Decrease in Directors' fees payable	(5,278)
Decrease in Audit fees payable	(7,466)

Cash Provided by Operating Activities	338,028

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' equity contributions	-
Proceeds from Members' equity tenders	-

Cash Used in Financing Activities	-

Net change in cash	338,028

Cash at beginning of period	17,079

Cash at End of Period	$355,107

The accompanying notes are an integral part of these Financial Statements.

4

Ramius IDF LLC
(a Delaware Limited Liability Company)
Financial Highlights (Unaudited)

	Period from April 1, 2012 through		Period from Commencement of Operations
	September 30, 2012 (Unaudited)		December 1, 2011 through March 31, 2012

Total Return(1)	(1.93	)%(2)	(0.73	)%(2)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	6,173		6,587
Net investment loss to average net assets(3)	(4.35)%		(5.69)%
Ratio of net expenses to average net assets(3)(4)	4.35%		5.69%

(1)	Not Annualized
(2)
Total return assumes a purchase of an interest in the Fund on the first day and the sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.  An individual Member's return may vary from these returns based on the timing of Member subscriptions and redemptions.

(3)	Annualized
(4)	The ratio reflects the direct expenses and includes the expenses allocated from Ramius IDF Master Fund LLC.

The accompanying notes are an integral part of these Financial Statements.

5

Ramius IDF LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

1.	Organization

Ramius IDF LLC (the "Fund") is a limited liability company that is organized under the laws of the State of Delaware on September 22, 2010 and commenced operations on December 1, 2011.  The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company.  To achieve its objective, Ramius IDF LLC (the “Feeder”) invests substantially all of its assets in the limited liability company interests (“Interests”) of the Ramius IDF Master Fund LLC (the “Master Fund”) and has become a member of the Master Fund.  Investors who purchase limited liability company interests in the Fund, and other persons who acquire Interests and are admitted to the Fund (“Members”) by its Board of Managers (the “Board"), will become members of the Fund.  Interests are being offered solely to institutional investors that are life insurance companies and their separate accounts to fund benefits under variable annuity contracts and variable life insurance policies offered by such participating insurance companies.  Ramius Alternative Solutions LLC (the “Adviser”) serves as the investment adviser of the Master Fund and the management services provider of the Fund.

The Master Fund is a fund of hedge funds and pursues its investment objective through a multi-manager, multi-strategy investment program in which assets of the Master Fund are allocated to investment funds ("Investment Funds") managed by alternative asset managers that are private investment funds which are not registered under the 1940 Act and primarily invest or trade using investment strategies that may include, but will not be limited to: equity- and credit-based directional, hedged and trading styles (which may include emerging markets); convertible/capital structure arbitrage; event-driven investing with respect to equity securities and distressed debt; fixed income relative value strategies and arbitrage; and discretionary global macro and commodity investments, including the use of futures and forward contracts traded on exchanges and in over-the-counter markets.

The Fund’s Board of Managers has overall responsibility to manage and supervise the operations of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business.  The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation.  The Board has engaged the Adviser to manage the day-to-day operations of the Fund.

The percentage of the Master Fund’s beneficial interests owned by the Fund at September 30, 2012, was 45.1%.  The financial statements of the Master Fund are attached to this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with United States generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

The Fund computes its net asset value as of the last business day of each "fiscal period".  Such computation is expected to occur on a monthly basis and other times at the Board’s discretion.  The method by which the Fund values the investment in the Master Fund is based on the ownership interests of the Master Fund’s net asset value allocated to the Fund.   The Master Fund values interests in the Investment Funds at fair value in accordance with procedures established by the Board.  Investment Funds are subject to the terms of their respective offering documents. Valuations of Investment Funds are subject to estimates and are net of management and performance incentive fees or allocations that may be payable pursuant to such offering documents.

6

Ramius IDF LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

c. Allocations from the Master Fund

In accordance with U.S. GAAP, the Fund records its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation allocated from the Master Fund.

d. Income Taxes

For U.S. Federal income tax purposes, the Fund is treated as a partnership, and each Member in the Fund is treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Fund.  Accordingly, no federal, state or local income taxes are paid by the Fund on the income or gains of the Fund since the Members are individually liable for the taxes on their allocated share of such income or gains of the Fund.

The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions.  The Financial Accounting Standards Board (“FASB”) issued Accounting for Uncertainty in Income Taxes which, requires the Adviser to determine whether a tax position of the Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.  As of and during the period ended September 30, 2012, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interests and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

The Fund will file tax returns as prescribed by the tax laws of the jurisdictions in which it operates.  In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable.

For the period ended September 30, 2012, cost of purchases and proceeds from sales of the Master Fund amounted to $0 and 100,000, respectively, for the Fund.

e. Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Fund is recognized on an accrual basis.  Expenses that are specifically attributed to the Fund are accrued and charged to the Fund.  Because the Fund bears its proportionate share of the advisory fees of the Master Fund, the Fund pays no direct advisory fee to the Adviser.  Income and expenses are recorded on an accrual basis.

f. Cash and Cash Equivalents

The Fund may invest in fixed-income securities, money market instruments, and money market mutual funds, or hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances.  Currently, the Fund does not hold any cash equivalents.

g. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period.  Actual results can differ from those estimates.

7

Ramius IDF LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

h. Recently Issued Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and the International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU No. 2011-11 will have on the financial statement disclosures.

3.	Fair Value Measurements

The Fund records its investment in the Master Fund at fair value.  The Master Fund, in which the Fund invests, is considered a Level 3 security as defined under fair valuation accounting standards.  The Master Fund’s disclosure of investments under the three-tier hierarchy, and the definition of each category, is discussed in the Notes to the Master Fund’s financial statements.

4.	Allocation of Members’ Equity

Net profits or net losses of the Fund for each Allocation Period (as defined below) are allocated among and credited to or debited against the capital accounts of the Members.  Each Allocation Period begins on the day after the last day of the preceding Allocation Period and ends at the close of business on the first to occur thereafter of: (1) the last day of a calendar month, (2) the last day of a taxable year; (3) the day preceding a day on which interests are purchased, (4) a day on which Interests are repurchased by the Fund pursuant to tenders of Interests by Members, or (5) a day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

5.	Subscription for and Repurchase of Interests

Interests are generally offered for purchase as of the first day of each calendar month, but may be offered more or less frequently as determined by the Board in its sole discretion.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Interests from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board.  In determining whether the Fund should offer to repurchase Interests, the Board considers whether the Master Fund is making a contemporaneous repurchase offer for interests in the Master Fund, as well as a variety of other operational, business and economic factors.  The Adviser anticipates recommending to the Master Fund Board that, under normal circumstances, the Master Fund conducts repurchase offers quarterly on or about each January 1st, April 1st, July 1st and October 1st.  It is anticipated that the Fund will generally conduct repurchase offers contemporaneously with repurchase offers conducted by the Master Fund.

8

Ramius IDF LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

6.	Related Party Transactions

The Ramius Alternative Solutions LLC provides various management and administrative services to the Fund pursuant to a management agreement with the Fund (the "Management Agreement").  These services include, among other things:  providing office space, telephone and utilities; maintaining and preserving those books and records of the Fund not maintained by the Fund's administrator, accounting agent or custodian; assisting in the preparation of regulatory filings with the Commission and state securities regulators and other Federal and state regulatory authorities; supervising the entities which are retained by the Fund to provide administration, custody and other services to the Fund; reviewing and arranging for payment of the expenses of the Fund; preparing reports to and other informational materials for members and assisting in the preparation of proxy statements and other member communications; and coordinating and organizing meetings of the Board and meetings of Members.  In consideration of the services provided by the Adviser pursuant to the Management Agreement, the Fund will pay the Adviser a fee computed at the monthly rate of 0.0417% (0.50% on an annualized basis) of the net assets of the Fund determined as of the first business day of each calendar month (including the amount of any capital contributions to the Fund made as of such date), which fee shall be due and payable in arrears within five business days after the end of each fiscal quarter (the "Management Fee").

J.D. Clark & Co., a division of UMB Fund Services, Inc. serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services.  For these services the Administrator receives a fixed monthly fee, basis points on net assets, and a monthly fee based on the number of Member accounts as well as reasonable out of pocket expenses.  For the period ended September 30, 2012, the Fund paid $15,389 in administration and accounting fees.

7.	Risk Factors

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.  The Master Fund invests substantially all of its available capital in Investment Funds.  These investments are generally restricted securities that are subject to holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years.  No guarantee or representation is made that the investment objective will be met.

A further discussion of the risks associated with an investment in the Fund is provided in the Master Fund’s Financial Statements and the Confidential Private Placement Memorandum.

8.	Contingencies and Commitments

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

9.	Subsequent Events

The Fund has evaluated the impact of all subsequent events on the Fund through November 29, 2012, the date the financial statements were issued, and has determined that the following subsequent events require disclosure in the financial statements.  Effective October 1, 2012 and November 1, 2012 there were additional capital contributions to the Fund in the amounts of $6,905,355.50 and $0, respectively.

9

Ramius IDF LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

Proxy Voting

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling 1-800-SEC-0330 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Company’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

10

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Financial Statements

For the Period from April 1, 2012 through September 30, 2012
(Unaudited)

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

For the Period from April 1, 2012 through September 30, 2012
(Unaudited)

Table of Contents

Schedule of Investments	1
Statement of Assets, Liabilities and Members' Equity	2
Statement of Operations	3
Statements of Changes in Members' Equity - Net Assets	4
Statement of Cash Flows	5
Financial Highlights	6
Notes to Financial Statements	7-15
Other Information	16

Ramius IDF Master Fund LLC
Schedule of Investments - September 30, 2012 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENT FUNDS
Percentages are as follows:

Investments in Investment Funds - 88.6%	Cost	Fair Value	% of Members' Equity-Net Assets	Liquidity

Credit Based
Brigade Leveraged Capital Structures Fund, LP (a)	$600,000	$627,147	4.4%	(e)
Chatham Asset Partners High Yield Fund, LP (a)	750,000	796,900	5.6%	(e)
Claren Road Credit Partners, LP (a)	600,000	576,960	4.0%	(e)
Mast Credit Opportunities I, LP (a)	500,000	480,176	3.4%	(b) (e)
One William Street Capital Partners, LP (a)	750,000	839,386	5.9%	(b) (c) (e)
Total Credit Based Funds	3,200,000	3,320,569	23.3%

Event Driven
Jet Capital Concentrated Fund, LP (a)	750,000	766,271	5.4%	(b) (c) (d)
Luxor Capital Partners, LP (a)	600,000	597,796	4.2%	(e)
Magnetar Global Event Driven Fund LLC(a)	350,000	352,245	2.5%	(e)
Oceanwood Global Opportunities Fund, LP(a)	350,000	358,297	2.5%	(e)
Trian Partners, LP (a)	500,000	504,065	3.5%	(e)
Total Event Driven Funds	2,550,000	2,578,674	18.1%

Global Macro
Caxton Global Investments (USA) LLC (a)	600,000	577,430	4.0%	(e)
Comac Global Macro Fund, LP (a)	500,000	469,417	3.3%	(d)
Prologue Delaware Feeder Fund, LP (a)	800,000	837,259	5.9%	(e)
Total Global Macro Funds	1,900,000	1,884,106	13.2%

Hedged Equity
Alydar Fund, LP (a)	500,000	491,380	3.4%	(e)
Ascend Partners Fund II, LP (a)	600,000	615,897	4.3%	(d)
Atlas Institutional Fund, LLC (a)	800,000	829,304	5.8%	(e)
Criterion Horizons Fund, LP (a)	600,000	580,944	4.1%	(d)
Three Bridges Europe Fund, LP (a)	500,000	489,461	3.4%	(d)
Tiger Consumer Partners, LP(a)	700,000	706,713	5.0%	(e)
Total Hedged Equity Funds	3,700,000	3,713,699	26.0%

Multi-Strategy
AQR Delta Fund II, LP (a)	600,000	606,960	4.2%	(d)
Double Black Diamond, LP (a)	500,000	538,530	3.8%	(b) (e)
Total Multi-Strategy Funds	1,100,000	1,145,490	8.0%
Total Investments in Investment Funds (cost $12,450,000)		12,642,538	88.6%
Other Assets in Excess of Liabilities		1,618,859	11.4%
Members' Equity		$14,261,397	100.0%

(a)	Non-income producing.
(b)	The Investment Fund has a lock-up period that expires on 11/30/2012.
(c)	The Investment Fund has a lock-up period that expires on 06/30/2013.
(d)	The Investment Fund has monthly liquidity.
(e)	The Investment Fund has quarterly liquidity.

The accompanying notes are an integral part of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Statement of Assets, Liabilities and Members' Equity - September 30, 2012 (Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $12,450,000)	$12,642,538
Cash	1,526,888
Advance Investment Fund Contribution	6,850,000
Prepaid Assets	2,965

Total Assets	$21,022,391

Liabilities
Management Fees payable	$26,805
Advance Member Contributions	6,600,000
Members' Equity Withdrawal payable	74,914
Administration Fees payable	26,667
Audit Fees payable	15,067
Custody Fee payable	14,541
Compliance Fees payable	3,000

Total Liabilities	6,760,994

Members' Equity - Net Assets	14,261,397

Total Liabilities and Members' Equity	$21,022,391

Members' Equity - Net Assets consists of:
Members' Equity Paid-in	$14,365,114
Accumulated net investment loss	(296,254)
Accumulated net unrealized appreciation on investments	192,537

Total Members' Equity - Net Assets	$14,261,397

The accompanying notes are an integral part of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Statement of Operations
Period from - April 1, 2012 through September 30, 2012 (Unaudited)

Operating Expenses
Management Expense	$48,236
Admin Expense	43,639
Legal Expense	27,769
Compliance Expense	18,000
Audit Expense	15,000
Custody Expense	6,875
Directors' Expense	5,930
Other Expenses	1,565
Total Operating Expenses	167,014

Net Expenses	167,014

Net Investment Loss	(167,014)

Net Change in Unrealized Appreciation on Investments
Net change in accumulated unrealized appreciation on:
Investments	58,984

Net Decrease in Members' Equity - Net Assets Derived From Operations	$(108,030)

The accompanying notes are an integral part of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Statement of Changes in Members' Equity - Net Assets
For the Periods Ended March 31, 2012 and September 30, 2012 (Unaudited)

	Period Ended	Period Ended
	September 30, 2012	March 31, 2012

Operations
Net Investment (Loss)	$(167,014)	$(129,240)
Net change in accumulated unrealized appreciation on investments	58,984	133,553
Net Increase (Decrease) in Members' Equity Resulting From Operations	(108,030)	4,313

Members' Equity Transactions
Equity contributions	2,969,400	11,570,628
Equity withdrawals	(174,914)	-
Net Increase in Members' Equity Resulting From Equity Transactions	2,794,486	11,570,628

Increase in Members' Equity	2,686,456	11,574,941

Members' Equity
Beginning of period	11,574,941	-
End of period	$14,261,397	$11,574,941

The accompanying notes are an integral part of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Statement of Cash Flows
Period from - April 1, 2012 through September 30, 2012 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Decrease in Members' Equity - Net Assets Derived from Operations	$(108,030)
Adjustments to reconcile Net Decrease in Members' Equity - Net Assets Derived from
Operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on Investments	(58,984)
Advance Partner Contributions	6,600,000
Purchases of Interests in Investment Funds	(8,500,000)
Increase in Prepaid Assets	(2,965)
Increase in Administration fees payable	16,000
Increase in Custody fee payable	6,874
Increase in Advisory fee payable	5,188
Decrease in Directors' fees payable	(3,953)
Decrease in Compliance fee payable	(9,000)
Decrease in Audit fees payable	(14,933)

Cash Used in Operating Activities	(2,069,803)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' equity contributions	2,969,400
Proceeds from Members' equity tenders	(100,000)

Cash Provided by Financing Activities	2,869,400

Net change in cash	799,597

Cash at beginning of period	727,291

Cash at End of Period	$1,526,888

The accompanying notes are an integral part of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Financial Highlights (Unaudited)

	Period from April 1, 2012 through		Period from Commencement of Operations
	September 30, 2012 (Unaudited)		December 1, 2011 through March 31, 2012

Total Return(1)	(1.07	)%(2)	0.04	%(2)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	14,261		11,575
Net investment loss to average net assets(3)	(2.63)%		(3.36)%
Ratio of net expenses to average net assets(3) (4)	2.63%		3.36%
Portfolio Turnover(1)	0.00%		0.00%

(1)	Not Annualized
(2)
Total return assumes a purchase of an interest in the Company on the first day and the sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.  An individual Member's return may vary from these returns based on the timing of Member subscriptions and redemptions.

(3)	Annualized
(4)	Ratio does not include expenses or performance incentive fees or allocation borne indirectly through investment in the investment funds.

The accompanying notes are an integral part of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

1.	Organization

Ramius IDF Master Fund LLC (the "Master Fund") is a limited liability Company that is organized under the laws of the State of Delaware on September 22, 2010 and commenced operations on December 1, 2011.  The Master Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment Company.  The Master Fund’s investment objective is to seek capital appreciation with low volatility of investment returns and low correlation with equity and fixed income markets.

The investment adviser of the Master Fund is Ramius Alternative Solutions LLC (the “Adviser”).  The Master Fund is a master investment portfolio in a master-feeder structure.  Ramius IDF LLC “(the “Feeder Fund”) invests substantially all of its assets, directly or indirectly, in the limited liability company interests (“Interests”) of the Master Fund and has become a member of the Master Fund.  Investors who purchase Interests in the Master Fund, and other persons who acquire Interests and are admitted to the Master Fund (“Members”) by its Board of Managers (The “Board"), will become members of the Master Fund.  Interests are being offered solely to institutional investors that are life insurance companies and their separate accounts to fund benefits under variable annuity contracts and variable life insurance policies offered by such participating insurance companies.  The percentage of the Interests owned by the Feeder Fund at September 30, 2012, was 45.1%.

The Master Fund is a fund of hedge funds and pursues its investment objective through a multi-manager, multi-strategy investment program in which assets of the Master Fund are allocated to investment funds ("Investment Funds") managed by alternative asset managers that are private investment funds which are not registered under the 1940 Act and primarily invest or trade using investment strategies.  These strategies may include, but will not be limited to: equity- and credit-based directional, hedged and trading styles (which may include emerging markets); convertible/capital structure arbitrage; event-driven investing with respect to equity securities and distressed debt; fixed income relative value strategies and arbitrage; and discretionary global macro and commodity investments, including the use of futures and forward contracts traded on exchanges and in over-the-counter markets.

The Board of Managers has overall responsibility to manage and supervise the operations of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation. The Board has engaged the Adviser to manage the day-to-day operations of the Fund.

2.	Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Master Fund’s accounting and reporting policies conform with United States generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

The Master Fund computes its net asset value as of the last business day of each "fiscal period".  Such computation is expected to occur on a monthly basis and other times at the Board’s discretion in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each fiscal period-end ordinarily will be the value determined as of such fiscal period end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time to the Master Fund. As a general matter, the fair value of the Master Fund’s interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

the Master Fund’s interest were withdrawn at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable.  The Master Fund, as a practical expedient, measures the fair value of an investment in Investment Funds on the basis of net asset value per share (or its equivalent).  In the event that an Investment Fund does not report a fiscal period-end value to the Master Fund on a timely basis, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Master Fund values its portfolio.

Prior to investing in any Investment Fund, the Adviser conducts a due diligence review of the valuation methodology utilized by the Investment Fund, which as a general matter utilizes market values when available and otherwise utilize principles of fair value that the Adviser reasonably believes to be consistent with industry practice and compatible with the valuation methods used by the Master Fund for valuing its own investments.  Prior to investing in any Investment Fund, the Adviser also confirms that the Investment Fund is obligated to inform its investors, in a timely fashion, of any material changes to its valuation methodology.

The Master Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio.  The Adviser considers such information and may conclude in certain circumstances that the information provided by the Investment Manager of an Investment Fund does not represent the fair value of the Master Fund’s interests in the Investment Fund.  All of the Master Fund’s investments in Investment Funds are considered to be illiquid and as such, the valuation of these investments involves various judgments and consideration by management of factors that may be subjective.  If, based on relevant information available to the Adviser at the time the Master Fund values its portfolio, the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund’s interests in the Investment Fund, the Adviser will take steps to recommend a fair value for the Master Fund’s interests in the Investment Fund to the Board of Managers for its consideration.

The Investment Funds generally record their investments at fair value in accordance with GAAP.  The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at estimated fair value.  Accordingly, valuations do not necessarily represent the amounts that might be realized from sales or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition.  The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Investment Funds based on various factors, including the nature of their investment strategy and market forces.

Because of the inherent uncertainty of valuations of the investments in the Master Fund, its estimated value may differ significantly from the value that would have been used had a ready market for the Fund existed, and the differences could be material.  Net change in accumulated unrealized appreciation on investments in the statement of operations is net of fees and performance-based compensation paid to the investment managers of the Master Fund.

c. Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax.  For income tax purposes Members will be taxed upon their distributive share of each item of the Master Fund’s profit and loss.

The Master Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions.  The Financial Accounting Standards Board (“FASB”) issued Accounting for Uncertainty in Income Taxes which, requires the Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.  As of and during the period ended September 30, 2012, the Master Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interests and penalties, if any, related to

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Master Fund did not incur any interest or penalties.

The Master Fund will file tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable.  Purchases of investments in Portfolio Funds are recorded as of the first day of legal ownership of a Portfolio Fund.  Sales are recorded as of the last day of legal ownership or participation in a Portfolio Fund.  For the period ended September 30, 2012, cost of purchases and proceeds from sales of Investment Funds amounted to $2,350,000 and 0, respectively, for the Master Fund.

d. Investment Income and Realized and Unrealized Gains and Losses

The Master Fund initially records distributions of cash or in-kind securities from Investment Funds at fair value based on the information from distribution notices when distributions are received.  Thus, the Master Fund would recognize within the Statement of Operations its share of realized gains or (losses) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distribution, from the Investment Funds. Unrealized depreciation on investments, within the Statement of Operations, includes the Master Fund’s share of unrealized gains and losses, realized undistributed gains, and the Master Fund’s share of undistributed net investment income or (loss) from Investment Funds for the relevant period.

e. Master Fund Expenses

The Master Fund bears all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; including a notable share of the fees, expenses and incentive allocations/fees of the Investment Funds in which it invests; fees payable to the Investment Adviser (See Note 6), legal fees; accounting, auditing, and tax preparation fees; administration and custodial fees; costs of insurance; fees of Members of the Board who are not employed by the Investment Adviser; expenses of meetings of the Board and meetings of Members of the Master Fund.  Expenses of the Investment Funds are not included in the expenses on the Statement of Operations.

f. Cash and Cash Equivalents

The Master Fund may invest in fixed-income securities, money market instruments, and money market mutual funds, or hold cash in such amounts as the Adviser deems appropriate under the circumstances.  Currently, the Fund does not hold any cash equivalents.

g. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period.  Actual results can differ from those estimates.

h. Recently Issued Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and the International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

information about fair value measurements in accordance with U.S. GAAP and IFRS.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact these amendments may have on the Master Fund’s financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact ASU No. 2011-11 will have on the financial statement disclosures.

3.	Fair Value Measurements

As required by Fair Value Measurements, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.  Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.  Fair Value Measurements established a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.
•      Level 2 – other significant observable inputs or investments that can by fully sold or redeemed at the net asset value in the “near term”.
•      Level 3 – significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 30 days.

The Master Fund’s investments consist primarily of investments in Investment Funds.  The Investment Funds calculate net asset value per share (or its equivalent member units or ownership interest in partners’ capital).  The classification level within the fair value hierarchy is determined by the Master Fund’s ability to withdraw its capital from an Investment Fund at net asset value per share (or its equivalent) at the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Master Fund’s perceived risk of that investment.

The following is a summary of the inputs used to value the Master Fund’s net assets as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Investment Funds*	$-	$10,018,175	$2,624,363	$12,642,538
Total	$-	$10,018,175	$2,624,363	$12,642,538

* Please see the Schedule of Investments for Investment Funds’ Classifications

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 investments.

The following table includes a roll-forward of the amounts for the period ended September 30, 2012 for the investments classified within Level 3.  The classification of an investment within Level 3 is based on the unobservable inputs to the overall fair value measurement.

Investments	Balance as of April 1, 2012	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Transfer In	Balance as of September 30, 2012
Investment Funds	$2,031,436	$-	$92,927	$500,000	$-	$-	$2,624,363
Total Investments	$2,031,436	-	$92,927	$500,000	$-	$-	$2,624,363

The Master Fund has $12,642,538 of investments in Investment Funds which are reported at fair value.  The Master Fund did not have any transfers into or out of Levels 1, 2 and 3.

Ramius IDF Master Fund LLC - Liquidity Terms

Investment Category	Fair Value	Redemption Frequency	Notice Period	Redemption Restriction Terms
Credit Based(a)	$3,320,569	Quarterly	45-90 Days	0-2 Years; Up to 5% redemption fee
Event Driven(b)	2,578,674	Monthly-Quarterly	30-90 Days	0-1 Year; no redemption fee
Global Macro(c)	1,884,106	Monthly-Quarterly	45-80 Days	0-1 Year; Up to 2% redemption fee
Hedged Equity(d)	3,713,699	Monthly-Quarterly	30-65 Days	0-1 Year; Up to 4% redemption fee
Multi-Strategy(e)	1,145,490	Monthly-Quarterly	60 Days	0-1 Year; no redemption fee

*The information summarized in the preceding table represents the general terms for the specified asset class.  Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole.  In addition, most of the Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.  Additional details on the terms and restrictions for each Investment Fund are included on the Schedule of Investments included with this report.  The Company’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for each security, and for the Investment Funds would generally be NAV as provided by the Investment Fund or its administrator.

(a) Credit-Based:  This strategy aims to generate return via positions in the credit-sensitive sphere of the fixed income markets. The strategy generally involves the purchase of corporate bonds with hedging of the interest exposure.  Investment Managers can generally purchase any type of security in the capital structure, including companies suffering financial distress.  These instruments can include a myriad of securities such as corporate bonds, mortgages, suppliers' claims and bank loans.  Credit and other derivatives are used to establish the portfolio and for hedging purposes.  The portfolios in this strategy normally have low interest rate exposure.  Leverage tends to be low to moderate.  The same investment styles employed with equity-based strategies (directional, hedged and opportunistic trading) are used with respect to fixed-income

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

securities by such Investment Managers, except that the underlying securities and other instruments employed are largely debt/fixed-income rather than equity securities.

Both the equity-based and credit-based Investment Funds described above may invest a percentage of their assets outside the U.S. or may concentrate their investments in a particular region, sector or industry, or in companies of a specific market capitalization size.  Investment Managers may lean toward or utilize exclusively a growth or value orientation, while others may employ a combination of growth and value orientation in selecting securities.  Investment Funds that invest in emerging markets incorporate equity and/or credit based investment strategies in the underlying equity and credit markets, including sovereign fixed income markets of developing countries.  The investment styles employed across such countries can include directional hedged and to a lesser degree trading based investment styles.

(b) Event-Driven Funds: This category includes Investment Managers employing strategies that involve investing in opportunities created by significant corporate events, such as mergers, acquisitions or other special situations which alter a company's financial structure or operating strategy: restructuring, liquidations, spin-offs, etc.  Risk management and hedging techniques are employed to protect the portfolio from deals that fail to materialize.  In addition, accurately forecasting the timing of a transaction is an important element impacting the realized return.  The use of leverage may vary considerably.  The two broad categories investments will be made are equity orientated and debt orientated event-driven investments.  Positions may be taken in related securities of different companies or in different securities of the same issuer (such as equity/fixed-income securities or different types of fixed-income securities) for the purpose of arbitraging differences in their respective prices.

(c) Discretionary Global Macro Hedge Funds: This category includes Investment Funds that typically make leveraged bets on anticipated price movements of stock markets, interest rates, foreign exchange currencies and commodities.  Global macro Investment Managers typically employ a "top-down" global approach and may invest in any market, using any instrument to participate in expected market movements.  These movements may result from forecasted shifts in world economics, political fortunes or global supply and demand for resources, both physical and financial.  Global macro Investment Managers generally create their investment positions by investing in stocks, bonds, futures, options, swaps, currencies and over-the-counter derivatives.  The "discretionary" style is meant to differentiate this subjective approach from a systematic trading approach such as those followed by commodity trading advisors ("CTAs") in connection with futures contracts in areas such as precious metals (gold, silver), grains (soybeans, corn, wheat), equity indexes (S&P futures, Dow futures, NASDAQ 100 futures), soft commodities (cotton, cocoa, coffee, sugar) as well as foreign currency and U.S government bond futures.  CTAs' trades are rules- or strictly quantitatively-based, and are executed predominantly in futures and forward contracts.  Among other things, CTAs can be differentiated by the use of technical and/or fundamental inputs, the frequency of the trading approach, the level of leverage utilized, and the markets traded.  The discretionary global macro strategy typically employs macroeconomic principles as well as price-orientated information to identify dislocations in asset prices on a global basis.  Trades are generally classified as either outright directional or relative value in nature.

As noted above, the Investment Managers with which the Company invests may use leverage.  In addition, the Company may borrow funds on a secured or unsecured basis, primarily to provide liquidity as further described below.  Under normal market conditions, the Company intends to invest the majority of its total assets in Investment Funds.  Although it does not currently intend to do so, the Company also may invest a portion of its assets directly pursuant to investment advisory agreements, granting the Investment Managers discretionary investment authority on a managed account basis.  In addition, to facilitate the efficient investment of the Company's assets, separate Investment Funds, which would be managed by one or more Investment Managers, may be created by the Company.  Generally, with respect to any such Investment Fund, the applicable Investment Manager will serve as general partner and the Company will be the sole limited partner.  Investment Managers who manage assets directly for the Company on a managed account basis or through such separate Investment Funds are collectively referred to as "Subadvisers," and the accounts and Investment Funds managed by Subadvisers are collectively referred to as "Subadvisory Accounts."  Retention of a Subadviser will require approval of the Board of Managers and of a majority (as defined in the 1940 Act) of the Company's outstanding voting securities; provided, that contract owners and policy holders will not have the right to approve the retention of a Subadviser or hold any other voting rights with respect to the Feeder Fund or the Company.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

(d) Equity Based: Investment Funds where the Investment Managers construct portfolios consisting of long and short equity positions across global equity markets, with a strong focus on capital preservation and alpha generation, and with leverage commonly employed.  The Investment Manager's stock picking ability, on both the long and the short side, is key to the success of these Investment Funds.  The short positions may be opportunistic or instituted solely for hedging purposes.  Individual stock options may be used in place of a short equity position and equity index options may be used as a portfolio hedge. This classification is very broad, and key factors driving investment performance vary with each investment style as does the expected rate of change in market exposures employed by the Investment Manager.  The dominant investment style that Investment Managers of the Company are expected to employ is described below.

•
Hedged Investment Style - This style is more flexible in the rate of change that such Investment Managers make to the gross and net exposure of their underlying portfolios. A stable and significant degree of dispersion across securities is an important driver of return across an Investment Manager's gross portfolio exposure.

(e) Multi-strategy funds generally specialize in convertible bond arbitrage, fixed income arbitrage, distressed securities, event driven and merger arbitrage.  Depending on the opportunities offered by the markets, the fund manager decides which percentage of their capital they intend allocating to the single strategies: this way the fund manager can seek to capture multiple opportunities, without having to invest along a specific strategy that under given market circumstances could prove unprofitable. Another advantage brought by multi-strategy is the diversification of return sources across multiple strategies.

In addition to the above strategies, some multi-strategy funds allocate part of their capital to long/short equity, statistical arbitrage and other minor strategies, like PIPEs or energy trading.

4.	Allocation of Members’ Equity

The net profits or net losses of the Master Fund (including, without limitation, net realized gain or loss and the net change in unrealized appreciation or unrealized depreciation of securities positions) are credited to or debited against the capital accounts of Members at the end of each fiscal period in accordance with their respective investment percentages for the period.  Each Member's investment percentage is determined by dividing as of the start of a fiscal period the balance of the Member's capital account by the sum of the balances of the capital accounts of all Members.

5.	Subscription for and Repurchase of Interests

The Master Fund accepts initial and additional subscriptions for Interests as of the first day of each month.  All subscriptions are subject to the receipt by the Master Fund of cleared funds prior to the applicable subscription date in the full amount of the subscription.  The Master Fund reserves the right to reject any subscription for Interests and may, in its sole discretion, suspend the offering of subscriptions for Interests at any time.

The Master Fund will from time to time offer to repurchase Interests pursuant to written tenders by Members.  Repurchase offers will be made at such times and in such amounts as may be authorized by the Board, in its sole discretion.  The Board will consider the following factors, among others, in making this determination:  (i) whether Members have requested that the Master Fund repurchase their Interests or portions thereof; (ii) the liquidity of the Master Fund's assets (including the liquidity of investments held by the Master Fund); (iii) the investment plans and working capital requirements of the Master Fund; (iv) the relative economies of scale with respect to the size of the Master Fund; (v) the history of the Master Fund in repurchasing Interests or portions thereof; (vi) the economic condition of the securities markets; and (vii) the anticipated tax consequences of any proposed repurchases of Interests or portions thereof.

In determining whether to authorize such a repurchase of  Interests and the terms of such an offer, the Board will also consider all pertinent factors, including whether any Investors have a need to withdraw capital from the Master Fund to pay benefits under variable annuity contracts as a result of premium payments, surrender and transfer requests, or transaction requests from the owners of variable annuity contracts (or their annuitants or beneficiaries).  The Board will also consider the recommendations of the Adviser.  The Adviser expects that generally it will recommend to the Board that the Master Fund

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

offer to repurchase Interests from Members four times each year, based on the value of Interests determined as of the end of each calendar quarter.

6.	Advisory Fees, Directors’ Fees and Expenses of Managers

Pursuant to an investment advisory agreement between the Master Fund and the Adviser (the "Advisory Agreement"), the Adviser is responsible for developing, implementing and supervising the Master Fund's investment program and providing day-to-day management services to the Master Fund.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Master Fund pays the Adviser a fee computed at the monthly rate of 0.0625% (0.75% on an annualized basis) of the net assets of the Master Fund determined as of the first business day of each calendar month (including the amount of any capital contributions to the Master Fund made as of such date), which fee is due and payable in arrears within five business days after the end of each fiscal quarter (the "Advisory Fee").

Each Member of the Board who is not an “interested person,” as defined by the 1940 Act, of the Master Fund (collectively, the “Independent Managers”) is paid an annual retainer in the aggregate amount of $15,000 divided evenly between the Master Fund and the Feeder Fund.  The Master Fund also reimburses the Independent Managers for their reasonable out-of-pocket expenses.

7.	Administration Agreement

The Master Fund has retained J.D. Clark & Co., a division of UMB Fund Services, Inc. to provide various administration services to the Master Fund, including fund accounting, investor accounting, and taxation services.  In consideration for these services, the Master Fund pays the Administrator a quarterly fee of $13,750 ($55,000 annually).  The Administrator also serves as the transfer agent for Interests.

8.	Investment Transactions

The cost of purchases of Investment Funds and proceeds from the redemptions of Investment Funds were $2,350,000 and $0, respectively, for the period ended September 30, 2012.

9.	Contingencies and Commitments

In the normal course of business, the Master Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Master Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred.  However, based on experience, the Master Fund expects the risk of loss to be remote.

The Company Agreement provides that a Manager shall not be liable to the Company or any of the Members for any loss or damage occasioned by any act or omission in the performance of the Manager's services as such in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Manager's office.  The Company Agreement also contains provisions for the indemnification, to the extent permitted by law, of a Manager by the Company (but not by the Members individually) against any liability and expense to which the Manager may be liable which arise in connection with the performance of the Manager's activities on behalf of the Company.  Managers shall not be personally liable to any Member for the repayment of any positive balance in the Member's capital account or for contributions by the Member to the capital of the Company.  The rights of indemnification and exculpation provided under the Company Agreement shall not be construed so as to provide for indemnification of a Manager for any liability (including liability under Federal securities laws which, under certain circumstances, impose liability even on persons that act in good faith), to the extent (but only to the extent) that such indemnification would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of the Company Agreement to the fullest extent permitted by law.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

10.	Risk Factors

The Master Fund's investment program is speculative and entails substantial risks.  There can be no assurance that the Master Fund's investment objective will be achieved.  The Master Fund's performance depends upon the performance of the Investment Funds with which the Master Fund invests, and the Adviser's ability to select, allocate and reallocate effectively the Master Fund's assets among them.  Use of leverage, short sales and derivative transactions by an Investment Fund can, in certain circumstances, result in significant losses.  The value of an investment in the Master Fund will fluctuate with changes in the values of the Master Fund's investments.

Interests in the Master Fund provide limited liquidity because Members will not be able to redeem Interests on a daily basis due to the fact that the Master Fund is a closed-end fund.  Therefore investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Interests and should be viewed as a long-term investment.  No guarantee or representation is made that the investment objective will be met.

The Master Fund’s capital invested in the Investment Funds can be withdrawn on a limited basis.  As a result, the Master Fund may not be able to liquidate quickly some of its investments in the Investment Funds in order to meet liquidity requirements.

There are a number of other risks to the Master Fund.  Four principal types of risk that can adversely affect the Master Fund’s investment approach are market risk, tax risk, investment strategy risk, and manager risk.  Another potential risk exists if the Master Fund chooses to invest its cash into short-term interest bearing deposit accounts.  Such invested amounts may exceed federally insured limits.  A further discussion of the risks associated with an investment in the Master Fund is provided in the Confidential Private Placement Memorandum.

11.	Subsequent Events

The Master Fund has evaluated the impact of all subsequent events on the Master Fund through November 29, 2012, the date the financial statements were issued, and has determined that the following subsequent events require disclosure in the financial statements.  Effective October 1, 2012 and November 1, 2012, there were additional capital contributions to the Master Fund in the amounts of $0 and $3,307,952, respectively.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2012 (unaudited) (continued)

Proxy Voting

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling 1-800-SEC-0330 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Master Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

The schedule of investments in securities in unaffiliated issuers is included as part of the report to members filed under Item 1 hereto.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

 Not applicable.

Item 11.  Controls and Procedures.

(a)
The Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)
(1)	Not applicable to semi-annual reports.

(2)	Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ramius IDF LLC

By (Signature and Title)	/s/ Thomas W. Strauss
Thomas W. Strauss
Principal Executive Officer
Date	December 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas W. Strauss
Thomas W. Strauss
Principal Executive Officer
Date	December 4, 2012

By (Signature and Title)	/s/ Joe McLaughlin
Joe McLaughlin
Principal Financial Officer
Date	December 4, 2012